Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Preferred stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Class A Common Stock
Class A common stock, shares subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption emption	1,000,945	24,000,000
Class A common stock, shares subject to possible redemption per share (in Dollars per share)	$ 11.21	$ 10.14
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	5,100,000	0
Common stock shares outstanding	5,100,000	0
Class B Common Stock
Common stock par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000
Common stock shares issued	900,000	6,000,000
Common stock shares outstanding	900,000	6,000,000
Previously Reported [Member] | Class A Common Stock
Class A common stock, shares subject to possible redemption per share (in Dollars per share)	$ 11.21	$ 10.15